Voyage Expenses (Details) - USD ($)	6 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 597,000			$ 54,000
OceanPal Inc. Predecessors
Commissions		$ 412,008	$ 322,428
Bunkers		(330,454)	212,830
Extra insurance		2,023
Miscellaneous		10,450	16,846
Total		$ 94,027	$ 552,104		$ 418,022	$ 977,940	$ 1,548,501